Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands		5 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total revenue		$ 18,767	$ 88,518	$ 172,276	$ 128,893
Trade receivables				$ 37,468	$ 31,073
Yahui Zhou [member]
Statement Line Items [Line Items]
Proportion of voting rights in Beijing Kunlun Tech Co. Ltd. held by a counterparty				33.77%
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Trade receivables				$ 4,300
Opay Digital Services Limited [member] | Technology licensing and other revenue [member]
Statement Line Items [Line Items]
Total revenue				$ 10,900
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill				Up to 3 years
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill				Up to 5 years
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill				Up to 15 years
Leasehold improvements [member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment				Up to 6 years
Equipment [member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment	[1]			Up to 10 years
Furniture and Fixtures [member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment				Up to 5 years

[1]	The Group has one finance lease agreement classified as Equipment which expires in 2022.